Consolidated Statement of Cash Flows	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Cash Flows Related to Operating Activities
Receipts from customers	$ 4,734,350	$ 1,912,689	$ 696,603
Payments to suppliers and employees	(12,910,753)	(7,842,052)	(4,629,139)
Australian R&D tax incentive refund	395,001	251,986	306,154
Grants received from government and non-government sources	1,901,263	3,082,182	478,589
Net Cash Flows Used In Operating Activities	(5,880,139)	(2,595,195)	(3,147,793)
Cash Flows Related to Investing Activities
Payments for purchases of plant and equipment	(195)	(7,739)	(10,048)
Payments for acquisition of associate		(2,729,863)
Interest received	327,756	116,323	21,785
Net Cash Flows From/(Used In) Investing Activities	327,561	(2,621,279)	11,737
Cash Flows Related to Financing Activities
Proceeds from issues of securities	24,000
Principal elements of lease payments	(15,595)	(35,015)	(36,264)
Interest and other costs of finance paid	(7,576)	(9,652)	(6,184)
Net Cash Flows From/(Used In) Financing Activities	829	(44,667)	(42,448)
Net (decrease)/increase in cash and cash equivalents	(5,551,749)	(5,261,141)	(3,178,504)
Cash and cash equivalents at the beginning of the year	17,159,764	22,110,278	25,047,281
Effects of exchange rate changes on cash and cash equivalents	49,300	310,627	241,501
Cash and Cash Equivalents at the End of the Year	$ 11,657,315	$ 17,159,764	$ 22,110,278